Securities, 424I - Securities, 424I: 1	Nov. 21, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	false
Security Class Title	Common stock, par value $0.001 per share
Amount of Registration Fee	$ 1,188.79